SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Weighted Average Grant Date Fair Value
Recognized share-based compensation expenses | ¥	¥ 420		¥ 322	¥ 143
Restricted stocks
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares)	127,537,010
Granted (in shares)	7,619,230
Forfeited (in shares)	(4,319,980)
Vested (in shares)	(17,714,260)
Adjusted for performance conditions (in shares)	215,790
Nonvested restricted stocks outstanding at the end of the period (in shares)	113,337,790		127,537,010
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares		$ 2.78
Granted (in dollars per shares) | $ / shares		3.09
Forfeited (in dollars per shares) | $ / shares		2.93
Vested (in dollars per shares) | $ / shares		2.4
Adjusted for performance conditions (in dollars per share) | $ / shares		3.22
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares		$ 2.86
Recognized share-based compensation expenses | ¥	¥ 281
Total unrecognized compensation expense | ¥	¥ 1,520	$ 1,520
Weighted-average period for recognition of unrecognized compensation costs	5 years 7 months 28 days
Total fair value of nonvested restricted stocks, vested | ¥	¥ 490		¥ 224	¥ 286
Restricted stocks | Performance Condition | Senior officers
Number of Restricted Stocks
Granted (in shares)	888,210			28,625,350